UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 3954

DREYFUS TAX EXEMPT CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Tax Exempt Cash Management April 30, 2006 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--102.9%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--5.2%
DCH Health Care Authority,
Health Care Facilities Revenue
(LOC; Regions Bank)		3.81	5/7/06	10,000,000 a	10,000,000
Homewood Educational Building
Authority, Educational
Facilities Revenue (Samford
University) (Insured; AMBAC
and Liquidity Facility; Bank
of Nova Scotia)		3.76	5/1/06	13,300,000 a	13,300,000
Homewood Educational Building
Authority, Educational
Facilities Revenue (Samford
University) (Liquidity
Facility; Southtrust Bank)		3.76	5/1/2006	3,715,000 a	3,715,000
Jefferson County,
Sewer Revenue, Refunding
(Insured; XLCA and Liquidity
Facility; Bank of America)		3.82	5/7/06	42,600,000 a	42,600,000
Jefferson County,
Sewer Revenue, Refunding
(Insured; XLCA and Liquidity
Facility; Bank of Nova Scotia)		3.83	5/7/06	43,700,000 a	43,700,000
University of Alabama,
General Revenue (Insured; MBIA
and Liquidity Facility;
Southtrust Bank)		3.82	5/7/06	31,920,000 a	31,920,000

Arizona--2.6%
ABN AMRO Munitops Certificate
Trust, Sales Tax Revenue
(Civic Plaza Expansion
Project) (Insured; FGIC and
Liquidity Facility; ABN-AMRO)		3.83	5/7/06	13,700,000 a,b	13,700,000
Phoenix Civic Improvement
Corporation, Excise Tax
Revenue (Putters Program)
(Insured; FGIC and Liquidity
Facility; PB Capital Finance)		3.87	5/7/06	8,285,000 a,b	8,285,000
Phoenix Civic Improvement
Corporation, Water System
Revenue (Insured; MBIA and
Liquidity Facility; Merrill
Lynch)		3.84	5/7/06	19,960,000 a,b	19,960,000
Salt River Project Agricultural
Improvement and Power
District, CP (Liquidity
Facility: Bank of America,

Bank One, Citibank NA,
JPMorgan Chase Bank, M&T Bank
and Wells Fargo Bank)	3.60	5/18/06	31,250,000	31,250,000

Arkansas--.3%
Benton County Public Facilities
Board, College Parking Revenue
(Northwest Arkansas Community)
(LOC; Regions Bank)	3.82	5/7/06	8,250,000 a	8,250,000

California--2.5%
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.33	5/15/06	48,600,000	48,600,000
California,
RAN	4.50	6/30/06	22,000,000	22,053,198

Colorado--4.4%
ABN AMRO Munitops Certificate
Trust, Revenue (Denver City
and County Airport) (Insured;
XCLA and Liquidity Facility;
ABN-AMRO)	3.85	5/7/06	22,345,000 a,b	22,345,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	3.84	5/7/06	10,000,000 a	10,000,000
Denver Urban Renewal Authority,
Tax Increment Revenue
(Liquidity Facility; Merrill
Lynch)	3.89	5/7/06	12,495,000 a,b	12,495,000
Lower Colorado River Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	3.55	5/25/06	26,900,000	26,900,000
Lower Colorado River Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	3.55	5/25/06	50,400,000	50,400,000

Delaware--.5%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	3.90	5/7/06	13,500,000 a	13,500,000

District of Columbia--.3%
District of Columbia,
GO Notes (Merlots Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	7,320,000 a,b	7,320,000

Florida--4.2%
Alachua County Health Facilities
Authority, Continuing Care

Retirement Community, Revenue
(Oak Hammock at the University
of Florida) (LOC; BNP Paribas)	3.82	5/1/06	4,465,000 a	4,465,000
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village Florida
Project) (Insured; Radian Bank
and Liquidity Facility;
SunTrust Bank)	3.85	5/1/06	6,850,000 a	6,850,000
Martin County,
PCR, Refunding (Florida Power
and Light Co. Project)	3.83	5/1/06	23,150,000 a	23,150,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.45	5/16/06	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.32	5/8/06	40,000,000	40,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (LOC; DEPFA Bank PLC and
Liquidity Facility; DEPFA Bank
PLC)	3.35	5/9/06	17,700,000	17,700,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	3.85	5/7/06	5,120,000 a	5,120,000
Tampa Bay Water,
Utility System Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	5,660,000 a,b	5,660,000
Volusia County Educational
Facilities Authority,
Educational Facilities Revenue
(Embry-Riddle Aeronautical
University, Inc. Project)
(Insured; Radian Bank and
Liquidity Facility; Citibank
NA)	3.85	5/7/06	5,645,000 a,b	5,645,000

Georgia--3.9%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	3.84	5/7/06	65,330,000 a	65,330,000
Fulton County Housing Authority,
MFHR (LOC; FHLMC and Liquidity
Facility; FHLMC)	3.85	5/7/06	40,365,000 a,b	40,365,000
Residential Care Facilities for
the Elderly Authority of

Fulton County, Revenue
(Canterbury Court Project)
(LOC; HSH Nordbank)	3.80	5/7/06	2,180,000 a	2,180,000

Idaho--.2%
Idaho Housing and Finance
Association, Nonprofit
Facilities Revenue (Albertson
College of Idaho Project)
(LOC; Key Bank)	3.81	5/7/06	4,250,000 a	4,250,000

Illinois--4.4%
Chicago Board of Education,
GO (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.84	5/7/06	11,940,000 a,b	11,940,000
Chicago O'hare International
Airport, Revenue (Insured;
CIFG and Liquidity Facility;
DEPFA Bank PLC)	3.81	5/7/06	50,000,000 a	50,000,000
Illinois,
GO Notes (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	16,900,000 a,b	16,900,000
Illinois,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	9,950,000 a,b	9,950,000
Illinois Educational Facilities
Authority, Revenue (Lake
Forest Graduate School) (LOC;
Fifth Third Bank)	3.82	5/7/06	5,000,000 a	5,000,000
Illinois Health Facilities
Authority, Revenue, CP
(Evanston Hospital Corp.)	3.35	6/8/06	15,000,000	15,000,000
Regional Transportation Authority,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	4,915,000 a,b	4,915,000
Regional Transportation Authority,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	10,120,000 a,b	10,120,000

Indiana--2.6%
Hamilton Southeastern School,
Temporary Loan Warrants	4.25	12/29/06	16,100,000	16,198,350
Indiana Health Facility Financing
Authority, Health Facility
Revenue (Clark Memorial
Hospital Project) (LOC;
JPMorgan Chase Bank)	3.87	5/7/06	8,660,000 a	8,660,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.50	7/6/06	35,000,000	35,077,757
Merrillville Community School
Corporation, Warrants	4.25	5/7/06	12,800,000	12,909,568

Iowa--2.8%
Iowa,
GO, TAN	4.46	6/30/06	40,000,000	40,082,972
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.90	5/7/06	27,900,000 a	27,900,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Citibank NA)	3.86	5/7/06	11,810,000 a,b	11,810,000

Kansas--2.2%
Kansas City,
MFHR, Refunding (Wood View
Apartments Project) (Insured;
FHLB and Liquidity Facility;
FHLB)	3.82	5/7/06	10,195,000 a	10,195,000
Midwest Tax-Exempt Bond Grantor
Trust, Revenue (LOC;
Huntington NB)	4.13	5/7/06	7,075,450 a,b	7,075,450
Olathe,
Health Care Facilities Revenue
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.82	5/1/06	15,650,000 a	15,650,000
Wichita,
GO Notes	4.48	8/10/06	30,000,000	30,107,881

Kentucky--1.1%
Jefferson County,
Retirement Home Revenue
(Nazareth Library Project)
(LOC; Fifth Third Bank)	3.82	5/7/06	12,390,000 a	12,390,000
Jefferson County,
Student Housing Industrial
Building Revenue (University
of Louisville Project) (LOC;
Wachovia Bank)	3.82	5/7/06	19,535,000 a	19,535,000

Louisiana--3.9%
Board of Supervisors of Louisiana
State University and
Agricultural and Mechanical
College, Revenue (Insured;
AMBAC and Liquidity Facility;
BNP Paribas)	3.81	5/7/06	15,290,000 a	15,290,000
Louisiana Local Government
Envirormental Facilities and
Community Development
Authority, Revenue (Merlots
Program) (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.82	5/7/06	8,150,000 a,b	8,150,000
Louisiana Public Facilities
Authority, HR (Liquidity

Facility; Merrill Lynch)	3.87	5/7/06	34,045,000 a,b	34,045,000
Louisiana Public Facilities
Authority, HR (CP Program
Hospital Equipment Financing)
(LOC; Bank One)	3.80	5/7/06	33,200,000 a	33,200,000
New Orleans,
Sewerage Service, BAN	2.99	7/26/06	10,000,000	10,000,000
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.90	5/7/06	9,115,000 a,b	9,115,000

Maryland--.5%
Frederick County,
Industrial Revenue, Refunding
(Manekin-Frederick Facility)
(LOC; M&T Bank)	3.92	5/7/06	2,840,000 a	2,840,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau Inc. Facility)
(LOC; M&T Bank)	3.87	5/7/06	2,475,000 a	2,475,000
Maryland Health and Higher
Educational Facility
Authority, LR (John Hopkins
Hospital)	4.97	8/1/06	2,665,000	2,675,839
Montgomery County,
EDR (LOC; M&T Bank)	3.83	5/7/06	6,000,000 a	6,000,000

Massachusetts--2.5%
Massachusetts Development Finance
Agency, College and University
Revenue (Suffolk University)
(Insured; Radian Bank and
Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	3.87	5/7/06	31,100,000 a	31,100,000
Massachusetts Development Finance
Agency, Revenue (Lesley
University) (LOC; Bank of
America)	3.84	5/7/06	7,600,000 a	7,600,000
Massachusetts Development Finance
Agency, Revenue (North Field
Mount Herman) (Insured; Radian
Bank and Liquidity Facility;
Bank of America)	3.87	5/7/06	15,000,000 a	15,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Inc.) (Insured;
Assured Guaranty and Liquidity
Facility; Bank of America)	3.86	5/7/06	15,000,000 a	15,000,000

Michigan--6.6%
Detroit,

Sewage Disposal Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	22,045,000 a,b	22,045,000
Detroit,
Sewage Disposal Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	10,170,000 a,b	10,170,000
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.95	5/7/06	17,200,000 a	17,200,000
Detroit Water Supply System,
Water Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.82	5/7/06	10,475,000 a,b	10,475,000
Michigan Higher Education
Facilities Authority, Revenue
(Walsh College Project) (LOC;
Commerce Bank)	3.85	5/7/06	10,845,000 a	10,845,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	4,500,000 a	4,500,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	8,400,000 a	8,400,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	7,500,000 a	7,500,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.84	5/7/06	7,500,000 a	7,500,000
Michigan Municipal Bond Authority,
Revenue (LOC; JPMorgan Chase
Bank)	3.98	8/18/06	45,000,000	45,098,183
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.81	5/1/06	6,000,000 a	6,000,000
Waterford Township Economic

Development Corporation, LOR
(Canterbury Health Care Inc.)
(LOC; KBC Bank)	3.85	5/7/06	11,000,000 a	11,000,000

Minnesota--.4%
Oak Park Heights,
MFHR, Refunding (Boutwells
Landing) (LOC; FHLMC and
Liquidity Facility; FHLMC)	3.80	5/7/06	12,000,000 a	12,000,000

Mississippi--1.5%
Medical Center Educational
Building Corporation, Revenue
(Pediatric and Research
Facilities Project) (Insured;
AMBAC and Liquidity Facility;
Bank One)	3.82	5/7/06	27,490,000 a	27,490,000
Mississippi Development Bank,
Special Obligation Revenue
(Merlots Program) (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	7,500,000 a,b	7,500,000
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Mississippi Methodist
Hospital) (LOC; First
Tennessee Bank)	3.55	5/7/06	5,935,000 a	5,935,000

Missouri--.2%
Kansas City Industrial Development
Authority, Revenue (Ewing
Marion Kaufman Foundation
Project)	3.82	5/1/06	7,000,000 a	7,000,000

Nebraska--.8%
Nebhelp Inc.,
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	3.85	5/7/06	11,780,000 a	11,780,000
Scotts Bluff County Hospital
Authority Number 1, HR,
Refunding (Regional West
Medical Center) (Insured;
Radian and Liquidity Facility;
Key Bank)	3.84	5/7/06	10,000,000 a	10,000,000

Nevada--.6%
Clark County School District,
GO Notes (Merlots Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	9,920,000 a,b	9,920,000
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.87	5/7/06	6,960,000 a,b	6,960,000

New Jersey--.2%
New Jersey Economic Development
Authority, EDR, Refunding
(Foreign Trade Zone Project)
(LOC; The Bank of New York)	3.80	5/1/06	7,000,000 a	7,000,000

New York--2.0%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; JP Morgan
Chase Bank)	3.80	5/7/06	15,000,000 a	15,000,000
New York Counties Tobacco Trust I,
Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.86	5/7/06	6,930,000 a,b	6,930,000
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue Bonds (State
Contingency Contract Secured)
(Liquidity Facility; DEPFA
Bank PLC)	3.86	5/7/06	17,495,000 a,b	17,495,000
Tobacco Settlement Financing
Corporation of New York,
Revenue (Liquidity Facility:
Landesbank Hessen-Thuringen
Girozentrale and Merril Lynch)	3.85	5/7/06	10,000,000 a,b	10,000,000
Triborough Bridge and Tunnel
Authority, Highway Toll
Revenue, Refunding (Liquidity
Facility; Bank of America)	3.80	5/7/06	8,000,000 a	8,000,000

North Carolina--1.0%
Board of Governors of the
University of North Carolina,
CP	3.83	5/1/06	16,000,000	16,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Person
Memorial Hospital) (LOC;
Branch Banking and Trust Co.)	3.82	5/1/06	12,000,000 a	12,000,000

Ohio--3.8%
Akron Bath Copley Joint Township
Hospital District, Health Care
Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	3.81	5/7/06	7,100,000 a	7,100,000
Cincinnati School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.87	5/7/06	6,855,000 a,b	6,855,000
Cleveland City School District,
RAN (Insured; AMBAC)	5.34	6/1/06	4,365,000	4,373,180
Cleveland-Cuyahoga County Port

Authority, Revenue (Judson
Project) (LOC; National City
Bank)	3.85	5/7/06	11,505,000 a	11,505,000
Cuyahoga County,
HR (Metrohealth System
Project) (LOC; National City
Bank)	3.82	5/7/06	10,000,000 a	10,000,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	3.81	5/7/06	7,250,000 a	7,250,000
Hamilton County,
Hospital Facilities Revenue
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.89	5/7/06	55,000,000 a,b	55,000,000
Ohio State Higher Education
Facility, College and
University Revenue (Ashland
University Project) (LOC; Key
Bank)	3.85	5/7/06	4,900,000 a	4,900,000

Oklahoma--.7%
Oklahoma Water Resource Board,
State Loan Program Revenue
(Liquidity Facility; Bank of
America)	3.44	10/1/06	10,000,000	10,000,000
Oklahoma Water Resource Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	3.44	10/1/06	10,000,000	10,000,000

Oregon--.7%
Oregon,
Homeowner Revenue
(Liquidity Facility: Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding Group)	3.85	5/7/06	11,000,000 a,b	11,000,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor Inc. Project) (LOC; Bank
of America)	3.85	5/7/06	9,360,000 a	9,360,000

Pennsylvania--14.6%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.83	5/7/06	19,995,000 a	19,995,000
Chester County Health and
Educational Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Allied Irish
Bank)	3.82	5/7/06	5,605,000 a	5,605,000

Cumberland County Municipal
Authority, Revenue (Wesley
Affiliated Services) (LOC; KBC
Bank)	3.83	5/7/06	8,000,000 a	8,000,000
Dallastown Area School District,
GO Notes (Insured; FGIC and
Liquidity Facility; BNP
Paribas)	3.82	5/7/06	4,400,000 a	4,400,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.83	5/7/06	49,700,000 a	49,700,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.83	5/7/06	14,640,000 a	14,640,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.83	5/7/06	90,465,000 a	90,465,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.83	5/7/06	24,900,000 a	24,900,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.83	5/7/06	25,200,000 a	25,200,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	4,800,000 a	4,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	5,000,000 a	5,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	7,900,000 a	7,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.83	5/7/06	10,600,000 a	10,600,000
Fayette County Hospital Authority,
Revenue, Refunding (Mount
Macrina Manor Project) (LOC;
National City Bank)	3.83	5/7/06	3,925,000 a	3,925,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.83	5/7/06	20,205,000 a	20,205,000
Lancaster County Hospital
Authority, Revenue (Luthercare
Project) (LOC; M&T Bank)	3.85	5/7/06	13,505,000 a	13,505,000
Lebanon County Health Facilities
Authority, Revenue (Cornwall
Manor Project) (Insured;

Radian Bank and Liquidity
Facility; Bank of America)	3.90	5/7/06	5,700,000 a	5,700,000
Montgomery County Higher Education
and Health Authority, Private
Schools Revenue (William Penn
Charter) (LOC; PNC Bank)	3.83	5/7/06	10,595,000 a	10,595,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services)
(LOC; Commerce Bank)	3.80	5/7/06	13,930,000 a	13,930,000
Schuylkill County,
GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.85	5/7/06	6,710,000 a	6,710,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.83	5/7/06	17,500,000 a	17,500,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem School District
Project) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.83	5/7/06	28,600,000 a	28,600,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.83	5/7/06	7,157,000 a	7,157,000

South Carolina--.8%
Greer,
Combined Utilities System
Revenue (Merlots Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	8,305,000 a,b	8,305,000
South Carolina Jobs Economic
Development Authority, Health
Facilities Revenue, Refunding
(Episcopal Church Home)
(Insured; Radian Bank and
Liquidity Facility; Wachovia
Bank)	3.84	5/7/06	6,920,000 a	6,920,000
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC and Liquidity
Facility; CIFG)	3.84	5/7/06	6,625,000 a,b	6,625,000

South Dakota--.7%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA and Liquidity Facility;

U.S. Bank NA)	3.82	5/1/06	20,000,000 a	20,000,000

Tennessee--4.7%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.82	5/7/06	4,370,000 a	4,370,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.82	5/7/06	5,000,000 a	5,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.82	5/7/06	6,500,000 a	6,500,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; XLCA and Liquidity
Facility; DEPFA Bank PLC)	3.82	5/1/06	7,400,000 a	7,400,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.81	5/1/06	6,000,000 a	6,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	3.82	5/7/06	8,105,000 a	8,105,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.82	5/1/06	10,000,000 a	10,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.82	5/7/06	9,650,000 a	9,650,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.82	5/7/06	7,930,000 a	7,930,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	3.82	5/1/06	3,000,000 a	3,000,000

Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.86	5/7/06	25,000,000 a,b	25,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.85	5/7/06	40,000,000 a,b	40,000,000

Texas--9.0%
ABN AMRO Munitops Certificates
Trust, Water Revenue (Tarrant
Regional Water District)
(Insured; FGIC and Liquidity
Facility; ABN-AMRO)	3.85	5/7/06	10,260,000 a,b	10,260,000
Dallas Area Rapid Transit,
Transportation Revenue
(Merlots Program) (Insured:
AMBAC and FGIC Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	24,065,000 a,b	24,065,000
Harris County,
GO, CP (Liquidity Facility:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	3.55	5/12/06	5,950,000	5,950,000
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.60	7/3/06	45,000,000	45,000,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.55	5/15/06	15,000,000	15,000,000
San Antonio,
Electric and Gas Revenue, CP
(Liquidity Facility; Bank of
America and State Street Bank
and Trust Co.)	3.20	6/8/06	12,100,000	12,100,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.82	5/7/06	10,000,000 a,b	10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility; Bank of
America)	3.40	5/10/06	20,000,000	20,000,000
Texas
(Liquidity Facility; Merrill
Lynch)	3.84	5/7/06	4,165,000 a,b	4,165,000
Texas,
TRAN	4.50	8/31/06	77,600,000	77,969,590
Texas Public Finance Authority,
Revenue, CP (Liquidity
Facility; Texas Permanent
School Fund)	3.19	5/10/06	25,000,000	25,000,000

Utah--1.1%
Intermountain Power Agency,

Power Supply Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	3.37	5/11/06	20,000,000	20,000,000
Utah Water Finance Agency,
Water Revenue (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.83	5/7/06	10,000,000 a	10,000,000

Vermont--.8%
ABN AMRO Munitops Certificate
Trust, Revenue (University of
Vermont and State Agriculture
College) (Insured; MBIA and
Liquidity Facility; ABN-AMRO)	3.84	5/7/06	14,995,000 a,b	14,995,000
Vermont Educational and Health
Buildings Financing Agency,
College and University Revenue
(Capital Asset Financing
Program) (LOC; M&T Bank)	3.92	5/7/06	900,000 a	900,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Rutland Regional
Medical Project) (Insured;
Radian Bank and Liquidity
Facility; Bank of America)	3.86	5/7/06	5,135,000 a	5,135,000

Virginia--2.9%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.83	5/7/06	14,690,000 a	14,690,000
Morgan Keegan Municipal Products
Inc., Revenue (Liquidity
Facility; BNP Paribas)	3.84	5/7/06	40,000,000 a,b	40,000,000
Norfolk Redevelopment and Housing
Authority, Revenue (Retirement
Community) (LOC; HSH Nordbank
AG)	3.82	5/7/06	20,000,000 a	20,000,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.86	5/7/06	7,500,000 a,b	7,500,000

Washington--2.9%
Energy Northwest,
Electric Revenue, Refunding
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Finance Inc.)	3.87	5/7/06	5,250,000 a,b	5,250,000
Washington,
GO Notes (Merlots Program)
(Insured: FGIC and MBIA and
Liquidity Facility; Wachovia

Bank)	3.82	5/7/06	20,005,000 a,b	20,005,000
Washington,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.82	5/7/06	5,935,000 a,b	5,935,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care) (LOC; Key Bank)	3.81	5/7/06	20,195,000 a	20,195,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care) (LOC; Key Bank)	3.81	5/7/06	4,150,000 a	4,150,000
Washington Higher Education
Facilities Authority, Revenue
(Saint Martin's College
Project) (LOC; U.S. Bank NA)	3.85	5/7/06	6,910,000 a	6,910,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Horizon House
Project) (LOC; Bank of America)	3.73	5/7/06	20,000,000 a	20,000,000
Washington Public Power Supply
System Project Number 3,
Electric Revenue (Insured;
MBIA and Liquidity Facility;
Credit Suisse First Boston)	3.80	5/7/06	90,000 a	90,000

Wisconsin--1.7%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC
and Merrill Lynch)	3.87	5/7/06	6,120,000 a,b	6,120,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)
(Liquidity Facility; M&I Bank)	3.82	5/1/06	12,700,000 a	12,700,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	3.82	5/1/06	12,400,000 a	12,400,000
WisconsIn Health and Educational
Facilities Authority, HR
(Saint John's Communities)
(Insured; Radian Bank and
Liquidity Facility; Marshall
and Ilsley Bank)	3.84	5/7/06	6,000,000 a	6,000,000
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Capital Finance)	3.87	5/7/06	10,395,000 a,b	10,395,000

Wyoming--1.1%
Natrona County,

HR (Wyoming Medical Center
Project) (Insured; AMBAC and
Liquidity Facility; Bank of
	Nova Scotia)	3.82	5/7/06 29,760,000 a	29,760,000

Total Investments (cost $2,883,478,968)			102.9%	2,883,478,968
Liabilities, Less Cash and Receivables			(2.9%)	(82,188,361)
Net Assets			100.0%	2,801,290,607
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $672,765,450 or 24.0% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	C Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Financial Officer

Date:	June 22, 2006

By:	/s/ James Windels
James Windels
Chief Executive Officer

Date:	June 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)